UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Gold Creek Loan Management Services LLC

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported): February 11, 2014

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001599778

Allan N. Krinsman

(212) 883-4180

Name and telephone number, including area code, of the person to contact in connection with this filing.

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Gold Creek Loan Management Services LLC (the “Securitizer”) acted as the sponsor for asset-backed securities which were issued by the following issuing entity and held by non-affiliates of the Securitizer during the Reporting Period:

GCAT 2013-RP1

There is no repurchase activity to report for the above listed issuing entity.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLD CREEK LOAN MANAGEMENT SERVICES LLC (Securitizer)

Date: February 11, 2014	By:	/s/ Jason Biegel
Jason Biegel Authorized Person